Condensed Statement of Comprehensive Income (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Statement of Income Captions [Line Items]
Net income	$ 72,406,504	$ 51,435,171	$ 22,826,454
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	(5,163,862)	4,508,372	1,370,387
Fair value fluctuation of available-for-sale investment	422,324
Other comprehensive income	(4,741,538)	4,508,372	1,370,387
Comprehensive income	70,471,044	57,546,410	24,279,553
Parent Company
Condensed Statement of Income Captions [Line Items]
Net income	72,406,504	51,435,171	22,826,454
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	(4,585,232)	4,231,071	1,336,728
Fair value fluctuation of available-for-sale investment	422,324
Other comprehensive income	(4,162,908)	4,231,071	1,336,728
Comprehensive income	$ 68,243,596	$ 55,666,242	$ 24,163,182